Note 2 - Loans and Allowance for Loan Losses - Troubled Debt Restructuring (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Total TDRS	$ 4,547	$ 2,492
Number of Contracts	5	6
Pre Modification Outstanding Recorded Investment	$ 4,015	$ 453
Post Modification Outstanding Recorded Investment, Net of Related Allowance	$ 3,018	$ 453
Commercial Portfolio Segment [Member]
Number of Contracts	0	0
Pre Modification Outstanding Recorded Investment	$ 0	$ 0
Post Modification Outstanding Recorded Investment, Net of Related Allowance	$ 0	$ 0
Agricultural Installment and Other Portfolio Segment [Member]
Number of Contracts	0	2
Pre Modification Outstanding Recorded Investment	$ 0	$ 5
Post Modification Outstanding Recorded Investment, Net of Related Allowance	$ 0	$ 5
Residential 1 to 4 Family [Member] | Real Estate Portfolio Segment [Member]
Number of Contracts	1	4
Pre Modification Outstanding Recorded Investment	$ 1,338	$ 448
Post Modification Outstanding Recorded Investment, Net of Related Allowance	$ 619	$ 448
Multifamily Real Estate [Member] | Real Estate Portfolio Segment [Member]
Number of Contracts	0	0
Pre Modification Outstanding Recorded Investment	$ 0	$ 0
Post Modification Outstanding Recorded Investment, Net of Related Allowance	$ 0	$ 0
Commercial Real Estate [Member] | Real Estate Portfolio Segment [Member]
Number of Contracts	4	0
Pre Modification Outstanding Recorded Investment	$ 2,677	$ 0
Post Modification Outstanding Recorded Investment, Net of Related Allowance	$ 2,399	$ 0
Construction Loans [Member] | Real Estate Portfolio Segment [Member]
Number of Contracts	0	0
Pre Modification Outstanding Recorded Investment	$ 0	$ 0
Post Modification Outstanding Recorded Investment, Net of Related Allowance	$ 0	$ 0
Farmland [Member] | Real Estate Portfolio Segment [Member]
Number of Contracts	0	0
Pre Modification Outstanding Recorded Investment	$ 0	$ 0
Post Modification Outstanding Recorded Investment, Net of Related Allowance	$ 0	$ 0
Second Mortgages [Member] | Real Estate Portfolio Segment [Member]
Number of Contracts	0	0
Pre Modification Outstanding Recorded Investment	$ 0	$ 0
Post Modification Outstanding Recorded Investment, Net of Related Allowance	$ 0	$ 0
Home Equity Line of Credit [Member] | Real Estate Portfolio Segment [Member]
Number of Contracts	0	0
Pre Modification Outstanding Recorded Investment	$ 0	$ 0
Post Modification Outstanding Recorded Investment, Net of Related Allowance	0	0
Performing Financial Instruments [Member]
Total TDRS	3,080	1,676
Nonperforming Financial Instruments [Member]
Total TDRS	$ 1,467	$ 816